UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS (CAPFINANCIAL PARTNERS, LLC)
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denise M. Buchanan       RALEIGH, NC       April 25, 2012
----------------------       -------------       --------------
[Signature]                  [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      17
Form 13F Information Table Value Total:      212,780   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ISHARES TR BARCLYS US AGG B    ETF              464287226    92831    845071 SH       DEFINED                    0 0        0
SPDR TR UNIT SER 1             ETF              78462F103    75932    539248 SH       DEFINED                    0 0        0
ISHARES TR DJ US REAL EST      ETF              464287739    18034    289467 SH       DEFINED                    0 0        0
I-SHARES TR US TIPS BD FD      ETF              464287176     6108     51917 SH       DEFINED                    0 0        0
ISHARES TR RUSSELL 3000        ETF              464287689     5434     65245 SH       DEFINED                    0 0        0
ISHARES TR MSCI EAFE IDX       ETF              464287465     5090     92732 SH       DEFINED                    0 0        0
SPDR SERIES TRUST BRCLYS YLD E ETF              78464A417     3043     77299 SH       DEFINED                    0 0        0
ISHARES TR BARCLYS 20+ YR      ETF              464287432     1464     13052 SH       DEFINED                    0 0        0
ISHARES TR IBOXX INV CPBD      ETF              464287242     1384     11973 SH       DEFINED                    0 0        0
ISHARES TR DJ SEL DIV INX      ETF              464287168     1004     17941 SH       DEFINED                    0 0        0
ISHARES S&P U S PFD FUND S&P U ETF              464288687      856     21917 SH       DEFINED                    0 0        0
JPMORGAN CHASE & CO ALERIAN ML ETF              46625H365      765     19542 SH       DEFINED                    0 0        0
NFJ DIVID INT & PREM STRTGY FD ETF              65337H109      604     33774 SH       DEFINED                    0 0        0
BARCLAYS BK PLC DJUBS CMDT ETN ETF              06738C778       67      1590 SH       DEFINED                    0 0        0
ISHARES TRUST S&P NATL AMT FRE ETF              464288414       55       507 SH       DEFINED                    0 0        0
POWERSHS EXCH TRAD FD TR INSUR ETF              73936T474       55      2210 SH       DEFINED                    0 0        0
SPDR SERIES TRUST NUVN BR SHT  ETF              78464A425       54      2227 SH       DEFINED                    0 0        0